SUMMARY SECTION
Investment Objective
The Micro Cap Fund seeks long-term capital appreciation.

Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees (USD $)	LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND-LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
Maximum Sales Charge (Load) Imposed on Purchases (as a Percentage of Offering Price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	none
Redemption Fee	none
Exchange Fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND-LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
Management Fees	0.95%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	1.40%
Total Annual Fund Operating Expenses	2.35%

Example
This Example is intended to help you compare the cost of investing in the Micro
Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Micro Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Micro Cap Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND-LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND	238	733	1,255	2,686

Portfolio Turnover
The Micro Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Micro Cap Fund's performance. During the most recent fiscal year, the Micro Cap Fund's portfolio turnover rate was 84% of the average value of its portfolio.

Principal Investment Strategies
The Micro Cap Fund invests (normally at least 80% of its net assets, plus borrowings for investment purposes) in common stocks of domestic companies with market capitalizations that are below  $700 million at the time of initial purchase ("micro cap companies"), as determined by the Fund's investment adviser.

The micro cap sector of the U.S. equity market is comprised of the smallest public companies based on market capitalization. Normally, micro cap companies are in their earliest stages of public development and may offer unique products, services or technologies or may serve special or rapidly expanding niches.

The Micro Cap Fund's investment adviser, Lotsoff Capital Management LLC (the
"Adviser"), uses quantitative models and fundamental analysis to look for micro cap companies that appear to have the potential for more rapid price appreciation than other micro cap stocks and the overall stock market in general. The Adviser will generally sell a portfolio security when the Adviser believes:

· the security has achieved its value potential;

· changing fundamentals signal a deteriorating value potential; or

· other micro cap securities have a better performance potential.

The Micro Cap Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.

Principal Investment Risks
Investors in the Micro Cap Fund may lose money. There are risks associated with the types of securities in which the Micro Cap Fund invests. These risks include:

· Micro Cap Companies:

Micro cap companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies. Generally, the share prices of micro cap company stocks are more volatile than those of larger companies. Thus, the Micro Cap Fund's share price may increase or decrease by a greater percentage than the share prices of funds that invest in the stocks of large companies. Also, the returns of micro cap company stocks may vary, sometimes significantly, from the returns of the overall market. Micro cap companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of micro cap companies are thinly traded, and purchases and sales may result in higher transactions costs.

· Manager Risk:

How the Adviser manages the Micro Cap Fund will affect the Micro Cap Fund's performance. The Micro Cap Fund may lose money if the Adviser's investment strategy does not achieve the Micro Cap Fund's objective or the Adviser does not implement the strategy properly.

· Market Risk:

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

· Common Stocks:

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Micro cap companies are especially sensitive to these factors.

· Market Timing Risk:

Frequent purchases and redemptions of Micro Cap Fund shares by a shareholder may harm other Micro Cap Fund shareholders by interfering with the efficient management of the Micro Cap Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of its shares. Because there may be less liquidity in the micro cap company stocks in which the Micro
Cap Fund invests, the Micro Cap Fund may be subject to a greater risk of market timing activities than other equity mutual funds. The Board of Trustees of the
Trust (the "Board of Trustees") has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the
Micro Cap Fund. However, the officers of the Trust receive reports on a regular basis as to purchases and redemptions of shares of the Micro Cap Fund and review these reports to determine if there is any unusual trading in shares of the
Micro Cap Fund. The officers of the Trust will report to the Board of Trustees any such unusual trading in shares of the Micro Cap Fund that is disruptive to the Micro Cap Fund. In such event, the Board of Trustees may reconsider its decision not to adopt market timing policies and procedures.

· High Portfolio Turnover:

High portfolio turnover necessarily results in corresponding greater transaction costs (such as brokerage commissions or markups or markdowns), which the Micro
Cap Fund must pay, and increased realized gains (or losses) to investors, which may lower the Micro Cap Fund's after-tax performance.

Performance
The bar chart and table that follow provide some indication of the risks of investing in the Micro Cap Fund by showing changes in the Micro Cap Fund's performance from year to year and how its average annual returns over various periods compare to the Russell Micro Cap Index. Unlike the Micro Cap Fund's
returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on the index, please see "Index Description"
in the Prospectus. Please remember that the Micro Cap Fund's past performance
(before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Total Return (per calendar year)

Note: During the seven year period shown on the bar chart, the Micro Cap Fund's highest total return for a quarter was 33.18% (quarter ended June 30, 2009) and the lowest return for a quarter was -33.14% (quarter ended December 31, 2008).

The Micro Cap Fund commenced operations on November 7, 2003.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Micro Cap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
Average Annual Total Returns LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Russell Microcap Index	Russell Microcap® Index	28.89%	1.19%	3.58%	Nov 7, 2003
LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND-LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND	Return Before Taxes	27.89%	(1.87%)	1.74%	Nov 7, 2003
LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND-LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND After Taxes on Distributions	Return After Taxes on Distribution	27.89%	(2.45%)	1.07%	Nov 7, 2003
LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND-LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	18.13%	(1.69%)	1.33%	Nov 7, 2003

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2010
Registrant Name	dei_EntityRegistrantName	LOTSOFF CAPITAL MANAGEMENT INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0001261788
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan 31, 2011
ProspectusDate	rr_ProspectusDate	Jan 31, 2011
LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SUMMARY SECTION
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Micro Cap Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Micro Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Micro Cap Fund's performance. During the most recent fiscal year, the Micro Cap Fund's portfolio turnover rate was 84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	84.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Micro
Cap Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Micro Cap Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Micro Cap Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Micro Cap Fund invests (normally at least 80% of its net assets, plus borrowings for investment purposes) in common stocks of domestic companies with market capitalizations that are below  $700 million at the time of initial purchase ("micro cap companies"), as determined by the Fund's investment adviser.

The micro cap sector of the U.S. equity market is comprised of the smallest public companies based on market capitalization. Normally, micro cap companies are in their earliest stages of public development and may offer unique products, services or technologies or may serve special or rapidly expanding niches.

The Micro Cap Fund's investment adviser, Lotsoff Capital Management LLC (the
"Adviser"), uses quantitative models and fundamental analysis to look for micro cap companies that appear to have the potential for more rapid price appreciation than other micro cap stocks and the overall stock market in general. The Adviser will generally sell a portfolio security when the Adviser believes:

· the security has achieved its value potential;

· changing fundamentals signal a deteriorating value potential; or

· other micro cap securities have a better performance potential.

The Micro Cap Fund is intended for investors who are willing to withstand the risk of short-term price fluctuations in exchange for potential long-term capital appreciation.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investors in the Micro Cap Fund may lose money. There are risks associated with the types of securities in which the Micro Cap Fund invests. These risks include:

· Micro Cap Companies:

Micro cap companies typically have relatively lower revenues, limited product lines, lack of management depth, higher risk of insolvency and a smaller share of the market for their products or services than larger capitalization companies. Generally, the share prices of micro cap company stocks are more volatile than those of larger companies. Thus, the Micro Cap Fund's share price may increase or decrease by a greater percentage than the share prices of funds that invest in the stocks of large companies. Also, the returns of micro cap company stocks may vary, sometimes significantly, from the returns of the overall market. Micro cap companies tend to perform poorly during times of economic stress. Finally, relative to large company stocks, the stocks of micro cap companies are thinly traded, and purchases and sales may result in higher transactions costs.

· Manager Risk:

How the Adviser manages the Micro Cap Fund will affect the Micro Cap Fund's performance. The Micro Cap Fund may lose money if the Adviser's investment strategy does not achieve the Micro Cap Fund's objective or the Adviser does not implement the strategy properly.

· Market Risk:

Stocks may decline significantly in price over short or extended periods of time. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry or sector of the market.

· Common Stocks:

Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company's capital structure. Debt securities and preferred stocks have rights senior to a company's common stock. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Micro cap companies are especially sensitive to these factors.

· Market Timing Risk:

Frequent purchases and redemptions of Micro Cap Fund shares by a shareholder may harm other Micro Cap Fund shareholders by interfering with the efficient management of the Micro Cap Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of its shares. Because there may be less liquidity in the micro cap company stocks in which the Micro
Cap Fund invests, the Micro Cap Fund may be subject to a greater risk of market timing activities than other equity mutual funds. The Board of Trustees of the
Trust (the "Board of Trustees") has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of shares of the
Micro Cap Fund. However, the officers of the Trust receive reports on a regular basis as to purchases and redemptions of shares of the Micro Cap Fund and review these reports to determine if there is any unusual trading in shares of the
Micro Cap Fund. The officers of the Trust will report to the Board of Trustees any such unusual trading in shares of the Micro Cap Fund that is disruptive to the Micro Cap Fund. In such event, the Board of Trustees may reconsider its decision not to adopt market timing policies and procedures.

· High Portfolio Turnover:

High portfolio turnover necessarily results in corresponding greater transaction costs (such as brokerage commissions or markups or markdowns), which the Micro
Cap Fund must pay, and increased realized gains (or losses) to investors, which may lower the Micro Cap Fund's after-tax performance.

Risk, Lose Money	rr_RiskLoseMoney	Investors in the Micro Cap Fund may lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and table that follow provide some indication of the risks of investing in the Micro Cap Fund by showing changes in the Micro Cap Fund's performance from year to year and how its average annual returns over various periods compare to the Russell Micro Cap Index. Unlike the Micro Cap Fund's
returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on the index, please see "Index Description"
in the Prospectus. Please remember that the Micro Cap Fund's past performance
(before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide some indication of the risks of investing in the Micro Cap Fund by showing changes in the Micro Cap Fund's performance from year to year and how its average annual returns over various periods compare to the Russell Micro Cap Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Please remember that the Micro Cap Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. It may perform better or worse in the future.
Annual Return, Caption	rr_AnnualReturnCaption	Total Return (per calendar year)
Bar Chart, Closing	rr_BarChartClosingTextBlock
Note: During the seven year period shown on the bar chart, the Micro Cap Fund's highest total return for a quarter was 33.18% (quarter ended June 30, 2009) and the lowest return for a quarter was -33.14% (quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Micro Cap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The Micro Cap Fund commenced operations on November 7, 2003.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Micro Cap Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2010)
LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND | LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND-LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	LCMMX
Maximum Sales Charge (Load) Imposed on Purchases (as a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.35%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	238
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,686
Annual Return 2004	rr_AnnualReturn2004	14.46%
Annual Return 2005	rr_AnnualReturn2005	3.82%
Annual Return 2006	rr_AnnualReturn2006	13.75%
Annual Return 2007	rr_AnnualReturn2007	(13.70%)
Annual Return 2008	rr_AnnualReturn2008	(46.99%)
Annual Return 2009	rr_AnnualReturn2009	35.76%
Annual Return 2010	rr_AnnualReturn2010	27.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest total return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.14%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.74%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2003
LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND | LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND-LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distribution
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	27.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.45%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2003
LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND | LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND-LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.69%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.33%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2003
LOTSOFF CAPITAL MANAGEMENT MICRO CAP FUND | Russell Microcap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Microcap® Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	28.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.19%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 7, 2003